CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital	Reserves	Deficit	Equity attributable to Yamana shareholders	Non- controlling interest
Balance, beginning of year at Dec. 31, 2015	$ 4,864.6	$ 7,625.4	$ 18.6	$ (2,802.7)	$ 4,841.3	$ 23.3
Changes in equity [abstract]
Net loss from discontinued operations	(308.3)			(307.9)	(307.9)	(0.4)
Other comprehensive loss, net of income tax	(4.3)		(4.3)		(4.3)	0.0
Comprehensive income	(312.6)		(4.3)	(307.9)	(312.2)	(0.4)
Transactions with owners
Exercise of share options and share appreciation rights (Note 28(a))	0.8	0.3	0.5	0.0	0.8	0.0
Offering of purchase rights of Brio Gold Inc. (Note 6(b))	37.9					37.9
Issued on vesting of restricted share units (Note 28(a))	0.0	4.5	(4.5)
Vesting restricted share units (Note 29)	8.7		1.7		1.7	7.0
Dividend reinvestment plan (Note 28(a))	0.3	0.3			0.3
Dividends (Note 28(b))	(19.7)			(19.7)	(19.7)
Total reserve balance, end of year at Dec. 31, 2016	4,580.0	7,630.5	12.0	(3,130.3)	4,512.2	67.8
Changes in equity [abstract]
Net loss from discontinued operations	(204.1)				(194.4)	(9.7)
Other comprehensive loss, net of income tax	12.7		11.6		11.6	1.1
Comprehensive income	(191.4)		11.6	(194.4)	(182.8)	(8.6)
Transactions with owners
Exercise of share options and share appreciation rights (Note 28(a))		0.0
Offering of purchase rights of Brio Gold Inc. (Note 6(b))	70.9					70.9
Issued on vesting of restricted share units (Note 28(a))	0.0	2.9	(2.9)
Vesting restricted share units (Note 29)	10.1		3.1		3.1	7.0
Restricted share units cancellation	(3.2)					(3.2)
Dividend reinvestment plan (Note 28(a))	0.3	0.3			0.3
Dividends (Note 28(b))	(19.4)			(19.4)	(19.4)
Total reserve balance, end of year at Dec. 31, 2017	$ 4,447.3	$ 7,633.7	$ 23.8	$ (3,344.1)	$ 4,313.4	$ 133.9